SCHEDULE OF LONG-TERM LOAN (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Line of Credit Facility [Line Items]
Less: current portion of long-term loans	$ (2,959,918)	$ (1,386,160)
Long-term loans	1,595,549	4,934,374
Dongguan Rural Commercial Bank [Member]
Line of Credit Facility [Line Items]
Loans payable to bank	$ 4,555,467	$ 6,320,534